Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	001-36159
Entity Registrant Name	STEREOTAXIS, INC.
Entity Central Index Key	0001289340
Entity Tax Identification Number	94-3120386
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	710 North Tucker Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	(314)
Local Phone Number	678-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	STXS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false